Taxes	6 Months Ended
Jun. 30, 2024
Taxes [Abstract]
TAXES

NOTE 14 — TAXES

(a)	Corporate Income Taxes (“CIT”)

Cayman Islands

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains, or appreciation and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to us levied by the Government of the Cayman Islands except for stamp duties which may be applicable on instruments executed in, or, after execution, brought within the jurisdiction of the Cayman Islands. No stamp duty is payable in the Cayman Islands on the issue of shares by, or any transfers of shares of, Cayman Islands companies (except those which hold interests in land in the Cayman Islands). There are no exchange control regulations or currency restrictions in the Cayman Islands.

Payments of dividends and capital in respect of our ordinary shares will not be subject to taxation in the Cayman Islands and no withholding will be required on the payment of a dividend or capital to any holder of our ordinary shares, as the case may be, nor will gains derived from the disposal of our ordinary shares be subject to Cayman Islands income or corporation tax.

British Virgin Islands

Deen Global is incorporated in the BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Hong Kong

Jenyd is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, Jenyd did not generate any assessable profits arising in or derived from Hong Kong for the six months ended June 30, 2024 and 2023, and accordingly no provision for Hong Kong profits tax was made in these periods.

PRC

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays, or exemptions may be granted on a case-by-case basis. The Company’s subsidiary Xinjiang United Family and its four branch offices were incorporated in the PRC. During the six months ended June 30, 2023, Xinjiang United Family and all its three branch offices qualified as small-scaled minimal profit enterprises. According to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise on March 14, 2022 and March 26, 2023, the taxable income not more than RMB3 million is subject to a reduced rate of 5% during the period from January 1, 2023 to December 31, 2024. During the six months ended June 30, 2024, Xinjiang United Family and all its four branch offices did not qualify as small-scaled minimal profit enterprises and were subject to 25% income tax rate.

The UFG entities are individually-owned businesses, which are not subject to the EIT Law of the PRC, but the Individual Income Tax. The Measures for Individual Income Tax Calculation of Individual Industrial and Commercial Households, or the “Measures,” were adopted by the State Administration of Taxation on December 19, 2014 and promulgated on December 27, 2014, and amended on June 15, 2018. According to Article 7 of the Measures, for the income from production and operation of individually-owned businesses, the amount of taxable income shall be the balance of the total income of each tax year after deducting costs, expenses, taxes, losses and other expenditures, and allowable compensation for losses in previous years. Income tax for an individually-owned business can generally be assessed on an actual basis or a deemed basis, which the UFG entities apply. Therefore, income tax for the UFG entities is levied as a fixed-rate income tax at 1% of TNI as assessed by the local tax authority. According to Announcement No. 12 [2021] and Announcement No. 6 [2023] of the State Taxation Administration, the tax rate is reduced by half to 0.5% during the period from January 1, 2021 to December 31, 2024. For the six months ended June 30, 2023, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. For the six months ended June 30, 2024, 12 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. The rest of these UFG entities were exempted from paying income tax. During the six months ended June 30, 2024 and 2023, the total tax exemption of the UFG entities were $12,505 and $7,665, respectively. As of June 30, 2024, for the tax years ended December 31, 2019 through December 31, 2023 the Company’s UFG entities remained open for statutory examination by PRC tax authorities. In addition, the TNI and tax rate of the Company’s UFG entities are subject to periodical reassessment by the local tax authority. If the local tax authority determined that income tax for the UFG entities should be levied at a higher TNI or higher tax rate, the Company would be obligated to pay additional income tax for the UFG entities. Along with the continuing growth of business, the Company expects that the tax rates of these UFG entities are likely to increase in the future in the annual assessment based on the past performance.

United States

The Company’s subsidiaries in the U.S. are subject to a U.S. federal corporate income tax rate of 21%.

Income before provision for income taxes is attributable to the following geographic locations for the six months ended June 30, 2024 and 2023:

	For the Six Months Ended June 30,
	2024	2023
Cayman Islands	$403,760	$193,068
PRC	644,983	1,274,683
United States	(960,466)	(1,180,111)
Total income before income taxes	$88,277	$287,640

The components of the income tax provision were as follows:

For the Six Months Ended June 30,
	2024	2023
Current tax provision
Cayman Islands	$-	$-
BVI	-	-
Hong Kong	-	-
PRC	64,865	2,880
United States	-	-
	$64,865	$2,880
Deferred tax provision
Cayman Islands	$-	$-
BVI	-	-
Hong Kong	-	-
PRC	-	-
United States	-	-
	-	-
Income tax provisions	$64,865	$2,880

Reconciliation of the differences between the income tax provision computed based on PRC statutory income tax rate and the Company’s actual income tax provision for the six months ended June 30, 2024 and 2023 are as follows:

	For the Six Months Ended June 30,
	2024	2023
Income tax expense computed based on PRC statutory rate	$22,069	$71,910
Favorable tax rate and tax exemption impact in PRC entities (a)	(96,381)	(315,790)
Effect of rate differential for non-PRC entities	(62,521)	(1,063)
Change in valuation allowance	201,698	247,823
Total income tax provisions	$64,865	$2,880

(a)	During the six months ended June 30, 2024, Xinjiang United Family and all its four branch offices were subject to 25% income tax rate. During the six months ended June 30, 2023, the Company’s subsidiary, Xinjiang United Family, and its three branch offices, qualified as small-scaled minimal profit enterprise and subject to a favorable tax rate of 2.5%. For the six months ended June 30, 2023, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. For the six months ended June 30, 2024, 12 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. The rest of the UFG entities were exempted from paying income tax. For the six months ended June 30, 2024 and 2023, the tax saving as the result of the favorable tax rates and tax exemption amounted to $96,381 and $315,790, respectively, and per share effect of the favorable tax rate and tax exemption was $0.01 and $0.03, respectively.

The Company’s deferred tax assets, net was comprised of the following:

	June 30 2024	December 31, 2023
Net operating loss	$3,124,927	$2,923,229
Impairment of property and equipment	57,193	57,193
Total deferred tax assets	3,182,120	2,980,422
Valuation allowance	(3,182,120)	(2,980,422)
Total deferred tax assets, net	$-	$-

The Company’s operations in the U.S. incurred a cumulative net operating loss (“NOL”) which may reduce future federal taxable income. As of December 31, 2023, the cumulative NOL was $13,920,136. During the six months ended June 30, 2024, the U.S. operations incurred an additional NOL of $960,466, resulting in a cumulative NOL of $14,880,602 as of June 30, 2024, among which approximately $2,882,465 will expire in 2037 and the remaining balance is carried forward indefinitely.

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Company’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. The Company determined that it is more likely than not its deferred tax assets could not be realized due to uncertainty on future earnings in the U.S. operations. The Company provided a 100% valuation allowance for its deferred tax assets as of June 30, 2024 and December 31, 2023, respectively.

(b)	Taxes payable

Taxes payable consisted of the following:

	June 30 2024	December 31, 2023
Income tax payable	$4,484	$33,628
Other taxes payable	72,531	62,548
Total taxes payable	$77,015	$96,176